Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allspring Variable Trust - Class 1 | VT Discovery All Cap Growth Fund | 1
Prospectus [Line Items]
Annual Return [Percent]	15.53%	21.30%	33.50%	(37.04%)	15.27%	43.41%	37.39%	0.52%	34.95%	0.77%
Allspring Variable Trust - Class 1 | VT Opportunity Fund | 1
Prospectus [Line Items]
Annual Return [Percent]	7.00%	15.35%	26.83%	(20.61%)	25.06%	21.32%	31.81%	(6.93%)	20.72%	12.52%
Allspring Variable Trust - Class 1 | VT Small Cap Growth Fund | 1
Prospectus [Line Items]
Annual Return [Percent]	9.55%	19.07%	4.35%	(34.30%)	7.93%	58.09%	25.31%	1.48%	26.14%	8.10%
Allspring Variable Trust - Class 2 | VT Discovery All Cap Growth Fund | 2
Prospectus [Line Items]
Annual Return [Percent]	15.27%	21.00%	33.17%	(37.20%)	14.97%	43.18%	37.04%	0.28%	34.60%	0.52%
Allspring Variable Trust - Class 2 | VT Opportunity Fund | 2
Prospectus [Line Items]
Annual Return [Percent]	6.71%	15.05%	26.50%	(20.81%)	24.78%	21.00%	31.46%	(7.15%)	20.44%	12.23%
Allspring Variable Trust - Class 2 | VT Small Cap Growth Fund | 2
Prospectus [Line Items]
Annual Return [Percent]	9.25%	18.70%	4.11%	(34.42%)	7.64%	57.78%	24.83%	1.31%	25.86%	7.75%
Allspring Variable Trust - Class 2 | VT Discovery SMID Cap Growth Fund | 2
Prospectus [Line Items]
Annual Return [Percent]	5.39%	18.13%	20.14%	(37.85%)	(5.04%)	62.65%	39.02%	(7.06%)	29.13%	7.65%
Allspring Variable Trust - Class 2 | VT Index Asset Allocation Fund | 2
Prospectus [Line Items]
Annual Return [Percent]	11.48%	14.87%	16.70%	(17.02%)	16.00%	16.59%	20.16%	(2.90%)	12.25%	7.67%